PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,368	$ 2,177
Service cost		12	$ 16
Interest cost	53	47	47
Expenses paid	(201)	(203)
Exchange rates differences	49	(26)
Actuarial loss	241	361
Projected benefit obligation at end of year	$ 2,510	$ 2,368	$ 2,177